Investments in Subsidiaries and Investee Companies (Non-Controlling Interests in Subsidiaries - Profit and Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 2,684	$ 2,788
Non-current assets	6,489	5,988
Current liabilities	1,761	2,009
Non-current liabilities	3,351	2,852
Equity	4,061	3,915	$ 2,930	$ 2,659
Sales	5,271	5,556	5,418
Operating income	756	1,519	629
Depreciation and amortization	433	420	418
Net income (loss)	481	1,235	347
Comprensive income (loss)	409	1,135	433
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	151	192
Non-current assets	346	318
Current liabilities	150	225
Non-current liabilities	103	49
Equity	244	236
Sales	349	387	363
Operating income	23	0	(21)
Depreciation and amortization	41	34	34
Operating income before depreciation and amortization	64	34	13
Net income (loss)	11	(13)	(38)
Comprensive income (loss)	$ 8	$ 3	$ (26)